Note K - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	201 7	201 6	201 5
Current tax expense	$2,579	$2,645	$2,218
Deferred tax (benefit) expense	1,907	(725)	591
Total income taxes	$4,486	$1,920	$2,809

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2017	2016
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,631	$2,538
Unrealized loss on securities available for sale	279	510
Deferred compensation	1,466	2,194
Deferred loan fees/costs	130	248
Other real estate owned	377	719
Accrued bonus	234	240
Purchase accounting adjustments	56	305
Net operating loss	148	258
Other	212	275
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(78)	(134)
FHLB stock dividends	(676)	(1,078)
Prepaid expenses	(149)	(283)
Depreciation and amortization	(627)	(823)
Other	(3)	(4)
Net deferred tax asset	$3,000	$4,965

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	201 7	201 6	201 5
Statutory tax	$4,078	$3,006	$3,870
Effect of nontaxable interest	(514)	(433)	(437)
Effect of nontaxable insurance premiums	(303)	(340)	(336)
Income from bank owned insurance, net	(230)	(239)	(210)
Effect of postretirement benefits	(78)	(19)	71
Effect of nontaxable life insurance death proceeds	(175)	----	(11)
Impact from TCJA	1,783	----	----
Effect of state income tax	70	64	66
Tax credits	(191)	(211)	(221)
Milton Merger Costs	4	73	----
Other items	42	19	17
Total income taxes	$4,486	$1,920	$2,809